Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	£ 216	£ 217
Investment property	77	79
Intangible assets	3,026	3,091
Investments in joint ventures and associates	12	22
Deferred income tax assets	52	35
Financial assets – derivative financial instruments	20	32
Retirement benefit assets	491	499
Other financial assets	141	143
Income tax assets	4	41
Trade and other receivables	125	135
Total non-current assets	4,164	4,294
Current assets
Intangible assets – product development	947	947
Inventories	74	91
Trade and other receivables	1,030	1,050
Financial assets – derivative financial instruments	31	16
Income tax assets	103	15
Cash and cash equivalents (excluding overdrafts)	543	312
Total current assets	2,728	2,431
Assets classified as held for sale		2
Total assets	6,892	6,727
Non-current liabilities
Financial liabilities - borrowings	(1,157)	(1,094)
Financial liabilities - derivative financial instruments	(4)	(38)
Deferred income tax liabilities	(63)	(46)
Retirement benefit obligations	(41)	(44)
Provisions for other liabilities and charges	(13)	(15)
Other liabilities	(83)	(98)
Non-current liabilities	(1,361)	(1,335)
Current liabilities
Trade and other liabilities	(1,054)	(1,275)
Financial liabilities - borrowings	(315)	(67)
Financial liabilities - derivative financial instruments	(54)	(5)
Income tax liabilities	(32)	(32)
Provisions for other liabilities and charges	(23)	(25)
Total current liabilities	(1,478)	(1,404)
Total liabilities	(2,839)	(2,739)
Net assets	4,053	3,988
Equity
Share capital	166	174
Share premium	2,649	2,642
Treasury shares	(7)	(19)
Capital redemption reserve	41	33
Fair value reserve	(14)	(12)
Translation reserve	376	411
Retained earnings	827	745
Total equity attributable to equity holders of the company	4,038	3,974
Non-controlling interest	15	14
Total equity	£ 4,053	£ 3,988